Income Taxes - Income (loss) before income taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Chinese mainland	¥ 1,741,866		¥ 1,806,369	¥ 2,787,963
Non-Chinese mainland	(79,593)		19,010	(135,602)
Income before income tax and share of (loss) income on equity method investments	¥ 1,662,273	$ 237,704	¥ 1,825,379	¥ 2,652,361